Document and Entity Information	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2024
Entity File Number	001-34292
Entity Registrant Name	ORRSTOWN FINANCIAL SERVICES, INC.
Entity Central Index Key	0000826154
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2530374
Entity Address, Address Line One	77 East King Street
Entity Address, Address Line Two	P. O. Box 250
Entity Address, City or Town	Shippensburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17257
City Area Code	717
Local Phone Number	532-6114
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ORRF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false